Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

December 31, 2019

F25-QTLY-0220
1.811340.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.54% to 1.57% 2/27/20 to 3/26/20 (a)
(Cost $7,866,557)	7,890,000	7,867,515
	Shares	Value

Domestic Equity Funds - 33.8%
Fidelity Series All-Sector Equity Fund (b)	34,629,267	$359,105,496
Fidelity Series Blue Chip Growth Fund (b)	41,587,746	625,063,819
Fidelity Series Commodity Strategy Fund (b)	211,377,654	1,006,157,635
Fidelity Series Growth Company Fund (b)	71,163,519	1,263,152,467
Fidelity Series Intrinsic Opportunities Fund (b)	89,286,336	1,544,653,617
Fidelity Series Large Cap Stock Fund (b)	85,579,757	1,355,583,357
Fidelity Series Large Cap Value Index Fund (b)	29,193,318	385,059,871
Fidelity Series Opportunistic Insights Fund (b)	38,393,223	694,917,343
Fidelity Series Small Cap Discovery Fund (b)	15,446,652	179,799,035
Fidelity Series Small Cap Opportunities Fund (b)	39,938,455	559,138,369
Fidelity Series Stock Selector Large Cap Value Fund (b)	82,399,039	1,048,115,775
Fidelity Series Value Discovery Fund (b)	54,736,771	743,872,715
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,441,676,977)		9,764,619,499

International Equity Funds - 27.4%
Fidelity Series Canada Fund (b)	18,634,672	210,385,442
Fidelity Series Emerging Markets Fund (b)	26,904,615	262,589,045
Fidelity Series Emerging Markets Opportunities Fund (b)	115,924,661	2,391,525,755
Fidelity Series International Growth Fund (b)	111,609,804	1,955,403,762
Fidelity Series International Small Cap Fund (b)	23,830,476	412,505,546
Fidelity Series International Value Fund (b)	187,563,218	1,856,875,855
Fidelity Series Overseas Fund (b)	75,153,395	810,153,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,344,541,294)		7,899,439,005

Bond Funds - 33.6%
Fidelity Series Emerging Markets Debt Fund (b)	18,775,692	180,246,638
Fidelity Series Floating Rate High Income Fund (b)	3,701,837	34,427,083
Fidelity Series High Income Fund (b)	21,448,689	205,692,926
Fidelity Series Inflation-Protected Bond Index Fund (b)	176,834,621	1,777,187,941
Fidelity Series International Credit Fund (b)	1,700,498	17,141,024
Fidelity Series Investment Grade Bond Fund (b)	571,540,180	6,612,719,877
Fidelity Series Long-Term Treasury Bond Index Fund (b)	81,693,149	719,716,640
Fidelity Series Real Estate Income Fund (b)	12,038,869	133,992,617
TOTAL BOND FUNDS
(Cost $9,498,875,391)		9,681,124,746

Short-Term Funds - 5.2%
Fidelity Cash Central Fund 1.58% (c)	25,959,679	25,964,870
Fidelity Series Government Money Market Fund 1.65% (b)(d)	1,179,557,557	1,179,557,557
Fidelity Series Short-Term Credit Fund (b)	28,963,146	291,948,509
TOTAL SHORT-TERM FUNDS
(Cost $1,494,856,686)		1,497,470,936
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $24,787,816,905)		28,850,521,701
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,262,592)
NET ASSETS - 100%		$28,837,259,109

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	252	March 2020	$40,711,860	$757,417	$757,417
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	63	March 2020	3,528,630	26,904	26,904
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	458	March 2020	46,635,850	(437,997)	(437,997)
TOTAL FUTURES CONTRACTS					$346,324

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.2%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,867,515.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$631,759
Total	$631,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. [Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.]

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$391,721,273	$36,116,014	$98,356,688	$26,378,648	$(7,891,644)	$37,516,541	$359,105,496
Fidelity Series Blue Chip Growth Fund	762,997,010	91,257,033	248,076,735	74,122,628	31,464,579	(12,578,068)	625,063,819
Fidelity Series Canada Fund	178,381,825	31,060,357	16,971,255	4,765,631	396,965	17,517,550	210,385,442
Fidelity Series Commodity Strategy Fund	632,744,139	447,662,469	75,921,814	14,947,097	(11,685,602)	13,358,443	1,006,157,635
Fidelity Series Emerging Markets Debt Fund	180,112,714	12,915,719	13,037,214	7,890,991	(259,764)	515,183	180,246,638
Fidelity Series Emerging Markets Fund	200,574,206	74,049,182	13,552,576	5,928,544	82,778	1,435,455	262,589,045
Fidelity Series Emerging Markets Opportunities Fund	1,873,296,174	396,207,846	114,491,495	58,507,954	2,750,671	233,762,559	2,391,525,755
Fidelity Series Floating Rate High Income Fund	34,457,552	2,603,828	2,746,210	1,526,469	(37,212)	149,125	34,427,083
Fidelity Series Government Money Market Fund 1.65%	1,250,842,921	544,142,961	615,428,325	20,380,028	--	--	1,179,557,557
Fidelity Series Growth Company Fund	1,486,349,840	165,997,521	469,075,694	131,914,978	120,197,516	(40,316,716)	1,263,152,467
Fidelity Series High Income Fund	245,154,766	15,054,607	58,748,838	10,053,177	(1,496,117)	5,728,508	205,692,926
Fidelity Series Inflation-Protected Bond Index Fund	1,133,196,586	675,293,041	61,450,983	22,727,303	(7,131)	30,156,428	1,777,187,941
Fidelity Series International Credit Fund	15,832,442	1,008,073	--	1,008,072	--	200,767	17,141,024
Fidelity Series International Growth Fund	1,714,984,815	114,481,143	132,193,414	69,401,990	5,777,225	252,353,993	1,955,403,762
Fidelity Series International Small Cap Fund	403,488,467	28,440,193	63,217,585	17,433,427	3,518,645	40,275,826	412,505,546
Fidelity Series International Value Fund	1,632,751,682	257,774,156	148,948,195	73,179,162	(2,302,644)	117,600,856	1,856,875,855
Fidelity Series Intrinsic Opportunities Fund	1,784,050,814	125,830,856	442,467,738	83,702,188	(16,262,049)	93,501,734	1,544,653,617
Fidelity Series Investment Grade Bond Fund	5,407,899,151	1,355,499,625	337,461,154	137,927,939	1,831,925	184,950,330	6,612,719,877
Fidelity Series Large Cap Stock Fund	1,574,414,204	136,797,018	471,762,597	100,200,379	10,360,899	105,773,833	1,355,583,357
Fidelity Series Large Cap Value Index Fund	456,005,541	33,980,366	131,902,316	23,491,132	11,262,230	15,714,050	385,059,871
Fidelity Series Long-Term Treasury Bond Index Fund	1,528,090,035	190,620,789	1,071,470,158	74,097,475	102,176,144	(29,700,170)	719,716,640
Fidelity Series Opportunistic Insights Fund	803,162,629	76,986,977	219,305,635	58,106,000	52,777,278	(18,703,906)	694,917,343
Fidelity Series Overseas Fund	--	749,150,797	--	2,983,780	--	61,002,803	810,153,600
Fidelity Series Real Estate Income Fund	128,653,194	11,367,416	8,629,317	7,974,847	69,106	2,532,218	133,992,617
Fidelity Series Short-Term Credit Fund	314,070,382	79,409,284	105,135,535	6,371,655	490,715	3,113,663	291,948,509
Fidelity Series Small Cap Discovery Fund	214,273,735	17,486,017	60,933,229	12,495,979	4,755,098	4,217,414	179,799,035
Fidelity Series Small Cap Opportunities Fund	636,751,550	54,766,968	156,230,485	39,649,945	600,945	23,249,391	559,138,369
Fidelity Series Stock Selector Large Cap Value Fund	1,210,086,884	79,202,892	330,960,195	50,902,811	5,006,596	84,779,598	1,048,115,775
Fidelity Series Value Discovery Fund	859,540,695	48,999,964	233,286,523	28,914,147	27,911,129	40,707,450	743,872,715
	$27,053,885,226	$5,854,163,112	$5,701,761,903	$1,166,984,376	$341,488,281	$1,268,814,858	$28,816,689,316

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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